Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information
Summary of revenues

Revenues	Advertising & Marketing	Other	Total
	(In thousand)

Year ended December 31, 2013	$148,426	$39,887	$188,313

Year ended December 31, 2014	$264,782	$69,390	$334,172

Year ended December 31, 2015	$402,415	$75,476	$477,891